Lease - Schedule of Supplemental Balance Sheet Information Related to the Operating Lease (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease [Abstract]
Right-of-use assets		$ 55,377	$ 42,253,187
Lease payments accrued	[1]		939,059
Operating lease liabilities - current		29,144	27,844
Operating lease liabilities - non-current		15,050	44,982,694
Total operating lease liabilities		$ 44,194	$ 45,010,538
Weighted average remaining lease term (years)		1 year 11 months 1 day
Weighted average discount rate		4.41%

[1]	Lease payments accrued represent the amount of the discounted lease liability less than the non-current lease liability, which resulted from the significant discount of lease payment during the first year (around 90% of third or fourth year).